Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended	9 Months Ended	12 Months Ended		19 Months Ended	21 Months Ended	24 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	43 Months Ended	45 Months Ended	48 Months Ended	55 Months Ended	57 Months Ended	60 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	May 01, 2020	Mar. 15, 2016	Nov. 30, 2015	Nov. 30, 2020	Nov. 30, 2016	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2021	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2022	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2023	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2024	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2025
C000143747
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Energy Fund - Class A Shares
Accumulated Value			$ 10,000				$ 10,517			$ 10,136			$ 9,634			$ 9,107			$ 6,305			$ 8,302		$ 11,691		$ 12,718		$ 16,302		$ 16,369
C000167220
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Energy Fund - Class C Shares
Accumulated Value		$ 10,000			$ 12,158				$ 11,608			$ 10,958			$ 10,289			$ 7,062			$ 9,229		$ 12,908		$ 13,934		$ 17,729		$ 17,671
C000218733
Account Value [Line Items]
Line Graph and Table Measure Name						Spirit of America Energy Fund - Institutional Shares
Accumulated Value	$ 100,000			$ 109,545				$ 144,558			$ 204,298			$ 222,706			$ 286,016			$ 287,973
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				10,806			13,277			14,111			16,384			19,244			24,617		22,350		25,443		34,066		39,175
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,075				13,608			14,461			16,791			19,722			25,229		22,905		26,075		34,913		40,150
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000			129,307				165,411			150,177			170,961			228,902			263,236
S&P 500 Energy Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Energy Select Sector Index
Accumulated Value			$ 10,000				$ 11,263			$ 10,834			$ 10,657			$ 9,815			$ 6,611			$ 10,354		$ 18,223		$ 17,456		$ 20,382		$ 20,013
S&P 500 Energy Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Energy Select Sector Index
Accumulated Value		$ 10,000			$ 12,118				$ 11,658			$ 11,467			$ 10,561			$ 7,113			$ 11,141		$ 19,608		$ 18,782		$ 21,930		$ 21,533
S&P 500 Energy Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Energy Select Sector Index
Accumulated Value	$ 100,000			$ 105,021				$ 164,487			$ 289,488			$ 277,305			$ 323,781			$ 317,916